Pension benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension benefits
Annual pension cost

	Year ended December 31,
(In millions of U.S. dollars)	2014	2013	2012

Benefits earned during the year	16.6	14.9	11.2
Interest cost on prior years' benefit obligation	6.8	6.3	4.5
Gross pension cost for the year	23.4	21.2	15.7
Expected return on plan assets	(5.8)	(4.7)	(4.6)
Administration charges	0.9	0.5	0.3
Net pension cost for the year	18.5	17.0	11.4
Social security cost	2.6	2.4	1.6
Amortization of actuarial gains/losses	2.2	1.5	0.4
Amortization of prior service cost		(0.4)	(1.9)
Amortization of net transition assets	—		(0.2)
Total net pension cost	23.3	20.5	11.3

The funded status of the defined benefit plan
The funded status of the defined benefit plan

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Projected benefit obligations	186.5	176.1
Plan assets at market value	(113.8)	(125.8)
Accrued pension liability exclusive social security	72.7	50.3
Social security related to pension obligations	10.2	7.3
Accrued pension liabilities	82.9	57.6

Change in benefit obligations
Change in benefit obligations

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Benefit obligations at beginning of year	176.1	159.8
Interest cost	6.8	6.3
Current service cost	14.0	14.9
Benefits paid	(1.9)	(2.0)
Change in unrecognized actuarial loss	23.5	13.2
Transfer of members from Seadrill Management AS		(0.4)
Foreign currency translations	(32.0)	(15.7)
Benefit obligations at end of year	186.5	176.1

Change in pension plan assets
Change in pension plan assets

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Fair value of plan assets at beginning of year	125.8	115.8
Estimated return	4.9	4.5
Contribution by employer	16.9	18.5
Administration charges	(0.9)	(0.5)
Benefits paid	(2.0)	(1.9)
Change in unrecognized actuarial (loss) gain	(8.9)	0.1
Foreign currency translations	(22.0)	(10.7)
Fair value of plan assets at end of year	113.8	125.8

Assumptions used in calculation of pension obligations

Assumptions used in calculation of pension obligations	2014	2013	2012

Rate of compensation increase at the end of year	2.75%	3.75%	3.50%
Discount rate at the end of year	2.30%	4.00%	4.20%
Prescribed pension index factor	1.20%	1.40%	1.40%
Expected return on plan assets for the year	3.20%	4.40%	4.00%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.50%	3.50%	3.25%

The weighted-average asset allocation of funds related to the Company's defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, 2014 and 2013 was as follows:

Pension benefit plan assets	2014	2013

Equity securities	7.1%	4.2%
Debt securities	53.4%	55.7%
Real estate	15.0%	13.9%
Money market	22.4%	24.7%
Other	2.1%	1.5%
Total	100.0%	100.0%

The expected payments are based on the assumptions used to measure the Company's obligations
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2015-2024. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2014 and include estimated future employee services.

Years ending December 31, (In millions of U.S. dollars)
2015	11.4
2016	11.7
2017	12
2018	12.4
2019	12.7
2020-2024	69.2
Total payments expected during the next 10 years	129.4